REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
REVENUES
Summary of Service revenues by type of service

	Years ended December 31,
	2019	2018	2017
Mobile Services	82,195	88,881	6,575
Internet Services	52,649	58,061	29,774
Cable Television Services	49,406	55,485	61,403
Fixed and Data Services	37,562	35,612	2,918
Other services revenues	774	735	1,284
Subtotal Services revenues	222,586	238,774	101,954
Equipment revenues	14,438	19,744	577
Total Revenues	237,024	258,518	102,531